Inventories, Net	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 5 — INVENTORIES, NET

Inventories are summarized as follows:

	As of December 31,
	2025	2024
	US$	US$
Raw materials	1,346,138	848,123
Work in progress	1,126,943	1,633,948
Finished goods	153,270	224,297
Subtotal	2,626,351	2,706,368
Inventory provision	(162,891)	(32,367)
Total	2,463,460	2,674,001

The Company evaluates inventories for excess and obsolescence on a regular basis, based on management’s assessment of product life cycles, historical and forecasted demand, and market conditions. A write-down is recognized when the carrying amount of inventory exceeds its estimated net realizable value.

The movement of the inventory valuation allowances was as follows:

	For the years ended December 31,
	2025	2024	2023
	US$	US$	US$
Balance at beginning of the year	32,367	38,415	6,894
Provision	125,614	488	32,412
Exchange difference	4,910	(6,536)	(891)
Balance at end of the year	162,891	32,367	38,415